Equity Based Compensation - Summary of Key Assumptions Used in the OPM Valuation (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total equity value		$ 78,100
Expected volatility of total equity		80.00%
Discount for lack of market		30.00%
Expected time to exit event		3 years
Valuation Technique, Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total equity value	$ 280,400
Expected volatility of total equity	95.00%
Discount for lack of market	30.00%
Expected time to exit event	3 years 8 months 12 days
Valuation Technique, Probability Weighted Expected Return Method [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total equity value	$ 1,750,000
Expected volatility of total equity	60.00%
Discount for lack of market	15.00%
Expected time to exit event	6 months